Shareholder Report, Line Graph (Details) - USD ($)					3 Months Ended			6 Months Ended			9 Months Ended			12 Months Ended			15 Months Ended			18 Months Ended			21 Months Ended			24 Months Ended			27 Months Ended			30 Months Ended			33 Months Ended			36 Months Ended			39 Months Ended			42 Months Ended			45 Months Ended			48 Months Ended			51 Months Ended			54 Months Ended			57 Months Ended			60 Months Ended			63 Months Ended			66 Months Ended			69 Months Ended			72 Months Ended			75 Months Ended			78 Months Ended			81 Months Ended			84 Months Ended			87 Months Ended			90 Months Ended			93 Months Ended			96 Months Ended			99 Months Ended			102 Months Ended			105 Months Ended			108 Months Ended			111 Months Ended			114 Months Ended			117 Months Ended		120 Months Ended
	Jul. 05, 2016	Mar. 31, 2016	Mar. 23, 2016	Dec. 31, 2015	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2025
C000005434
Account Value [Line Items]
Accumulated Value				$ 10,000			$ 9,774			$ 10,152			$ 10,728			$ 11,131			$ 11,874			$ 12,322			$ 12,836			$ 13,593			$ 13,866			$ 14,633			$ 15,693			$ 12,660			$ 14,842			$ 15,635			$ 15,472			$ 16,808			$ 12,798			$ 15,872			$ 17,002			$ 20,814			$ 21,686			$ 22,232			$ 22,297			$ 23,166			$ 20,472			$ 17,003			$ 16,744			$ 17,973			$ 19,259			$ 20,487			$ 19,331			$ 21,777			$ 23,758			$ 23,445			$ 25,219			$ 24,592			$ 22,599			$ 24,672		$ 26,728	$ 27,087
C000170855
Account Value [Line Items]
Accumulated Value	$ 10,000				$ 10,641			$ 11,034			$ 11,760			$ 12,196			$ 12,694			$ 13,436			$ 13,698			$ 14,448			$ 15,483			$ 12,483			$ 14,622			$ 15,389			$ 15,212			$ 16,515			$ 12,566			$ 15,570			$ 16,666			$ 20,385			$ 21,227			$ 21,743			$ 21,786			$ 22,621			$ 19,972			$ 16,578			$ 16,317			$ 17,501			$ 18,739			$ 19,922			$ 18,780			$ 21,144			$ 23,054			$ 22,728			$ 24,433			$ 23,810			$ 21,865			$ 23,861			$ 25,828			$ 26,160
C000169956
Account Value [Line Items]
Accumulated Value		$ 515,811	$ 500,000			$ 536,140			$ 566,735			$ 588,233			$ 627,668			$ 651,698			$ 679,015			$ 719,201			$ 734,021			$ 774,983			$ 831,383			$ 670,905			$ 786,772			$ 829,120			$ 820,736			$ 891,830			$ 679,511			$ 842,782			$ 903,252			$ 1,105,835			$ 1,152,710			$ 1,182,036			$ 1,185,962			$ 1,232,707			$ 1,089,892			$ 905,555			$ 892,067			$ 957,666			$ 1,026,482			$ 1,092,557			$ 1,031,143			$ 1,162,168			$ 1,268,075			$ 1,251,781			$ 1,347,294			$ 1,313,959			$ 1,207,911			$ 1,319,699			$ 1,429,976		$ 1,449,595
Russell 3000 Index
Account Value [Line Items]
Accumulated Value				10,000			10,097			10,362			10,818			11,274			11,921			12,280			12,842			13,656			13,568			14,095			15,099			12,940			14,757			15,361			15,540			16,954			13,410			16,364			17,871			20,495			21,796			23,592			23,568			25,754			24,395			20,321			19,413			20,808			22,302			24,172			23,386			26,209			28,835			29,762			31,616			32,448			30,916			34,314		37,120	38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000				10,496			10,938			11,566			11,914			12,459			13,249			13,163			13,675			14,649			12,554			14,317			14,904			15,077			16,448			13,011			15,877			17,339			19,884			21,146			22,889			22,865			24,987			23,668			19,715			18,835			20,187			21,637			23,452			22,689			25,428			27,975			28,875			30,674			31,481			29,995			33,292			36,013			36,879
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		507,328	500,000			520,674			543,571			566,452			598,985			617,048			645,255			686,147			681,725			708,236			758,690			650,181			741,489			771,853			780,826			851,861			673,824			822,251			897,960			1,029,795			1,095,156			1,185,394			1,184,189			1,294,052			1,225,746			1,021,033			975,447			1,045,505			1,120,575			1,214,555			1,175,036			1,316,884			1,448,828			1,495,422			1,588,574			1,630,405			1,553,419			1,724,159			1,865,129		1,909,945
MSCI US Small Cap Growth Index
Account Value [Line Items]
Accumulated Value				$ 10,000			$ 9,805			$ 10,139			$ 10,998			$ 11,344			$ 11,920			$ 12,344			$ 13,124			$ 13,778			$ 13,931			$ 15,035			$ 15,854			$ 12,533			$ 14,744			$ 15,197			$ 14,718			$ 16,231			$ 12,084			$ 15,922			$ 17,258			$ 22,222			$ 24,007			$ 25,368			$ 24,541			$ 24,781			$ 22,221			$ 17,686			$ 17,475			$ 18,299			$ 19,695			$ 20,990			$ 19,715			$ 22,373			$ 23,753			$ 23,187			$ 24,851			$ 25,135			$ 22,533			$ 25,376		$ 28,028	$ 28,332
MSCI US Small Cap Growth Index
Account Value [Line Items]
Accumulated Value	$ 10,000				$ 10,937			$ 11,281			$ 11,854			$ 12,275			$ 13,051			$ 13,702			$ 13,854			$ 14,951			$ 15,766			$ 12,464			$ 14,662			$ 15,113			$ 14,636			$ 16,141			$ 12,017			$ 15,834			$ 17,162			$ 22,099			$ 23,874			$ 25,227			$ 24,404			$ 24,643			$ 22,097			$ 17,587			$ 17,378			$ 18,197			$ 19,585			$ 20,874			$ 19,606			$ 22,249			$ 23,621			$ 23,059			$ 24,713			$ 24,996			$ 22,408			$ 25,235			$ 27,873			$ 28,175
MSCI US Small Cap Growth Index
Account Value [Line Items]
Accumulated Value		$ 517,767	$ 500,000			$ 535,443			$ 580,763			$ 599,064			$ 629,501			$ 651,847			$ 693,032			$ 727,596			$ 735,693			$ 793,957			$ 837,221			$ 661,860			$ 778,611			$ 802,524			$ 777,215			$ 857,135			$ 638,115			$ 840,810			$ 911,360			$ 1,173,500			$ 1,267,792			$ 1,339,657			$ 1,295,947			$ 1,308,637			$ 1,173,442			$ 933,947			$ 922,836			$ 966,326			$ 1,040,048			$ 1,108,449			$ 1,041,137			$ 1,181,483			$ 1,254,374			$ 1,224,479			$ 1,312,363			$ 1,327,345			$ 1,189,914			$ 1,340,054			$ 1,480,117		$ 1,496,160